John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 31.7%					$37,833,427
(Cost $38,060,851)
U.S. Government 10.4%					12,347,843
U.S. Treasury
Inflation Protected Security	0.375	01-15-27		912,062	864,963
Inflation Protected Security	1.125	01-15-33		3,495,506	3,389,309
Inflation Protected Security (A)	1.625	10-15-27		7,977,361	7,959,209
Note	3.500	04-30-28		27,000	26,656
Note	3.500	02-15-33		109,000	107,706
U.S. Government Agency 21.3%					25,485,584
Federal National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA		210,000	179,361
30 Yr Pass Thru (B)	4.500	TBA		1,590,000	1,539,194
30 Yr Pass Thru (B)	4.500	TBA		1,598,000	1,546,190
30 Yr Pass Thru (B)	5.000	TBA		3,635,000	3,580,049
30 Yr Pass Thru (B)	5.000	TBA		3,630,000	3,575,692
30 Yr Pass Thru (B)	5.500	TBA		7,496,000	7,491,022
30 Yr Pass Thru (B)	5.500	TBA		7,490,000	7,484,148

Government National Mortgage Association 30 Yr Pass Thru (B)	3.000	TBA		100,000	89,928
Foreign government obligations 39.4%					$47,110,924
(Cost $54,608,724)
Angola 0.1%					167,900
Republic of Angola
Bond	8.750	04-14-32		200,000	167,900
Argentina 0.0%					55,291
Republic of Argentina
Bond	1.000	07-09-29		7,467	1,903
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		229,987	53,388
Australia 1.6%					1,888,763
Commonwealth of Australia
Bond	0.250	11-21-32	AUD	1,715,000	1,129,667
Inflation Linked Bond	1.547	08-21-40	AUD	990,000	759,096
Benin 0.2%					248,303
Republic of Benin
Bond	4.950	01-22-35	EUR	240,000	175,150
Bond	6.875	01-19-52	EUR	100,000	73,153
Brazil 3.9%					4,650,622
Federative Republic of Brazil
Bill (C)	10.842	01-01-26	BRL	1,138,000	171,150
Bill (C)	11.319	01-01-25	BRL	1,229,000	203,751
Bill (C)	12.972	01-01-24	BRL	682,000	124,985
Note	6.000	08-15-50	BRL	62,000	53,114
Note	6.000	05-15-55	BRL	1,864,000	1,580,609
Note	10.000	01-01-25	BRL	2,571,000	516,426
Note	10.000	01-01-27	BRL	2,224,000	444,329
Note	10.000	01-01-29	BRL	7,683,000	1,498,392
Note	10.000	01-01-33	BRL	307,000	57,866
Bulgaria 0.2%					251,383
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	450,000	251,383
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada 0.6%					$697,342
Government of Canada
Bond	4.000	12-01-31	CAD	781,618	697,342
Chile 0.2%					294,976
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	50,000,000	59,710
Bond	5.000	03-01-35	CLP	25,000,000	30,404
Bond (D)	6.000	04-01-33	CLP	110,000,000	142,657
Bond	6.000	01-01-43	CLP	45,000,000	62,205
Colombia 0.8%					911,435
Republic of Colombia
Bond	3.875	02-15-61		260,000	140,962
Bond	6.000	04-28-28	COP	85,500,000	15,769
Bond	6.125	01-18-41		260,000	203,209
Bond	6.250	07-09-36	COP	44,800,000	6,676
Bond	7.250	10-18-34	COP	561,800,000	94,323
Bond	7.750	09-18-30	COP	1,142,700,000	216,443
Bond	9.250	05-28-42	COP	1,246,400,000	234,053
Czech Republic 0.8%					971,641
Czech Republic
Bond	0.950	05-15-30	CZK	5,090,000	179,409
Bond	1.200	03-13-31	CZK	1,620,000	56,903
Bond	1.750	06-23-32	CZK	1,930,000	69,305
Bond	1.750	06-23-32	CZK	1,260,000	45,246
Bond	1.950	07-30-37	CZK	310,000	10,294
Bond	2.000	10-13-33	CZK	3,050,000	108,603
Bond	2.500	08-25-28	CZK	4,180,000	168,581
Bond	3.500	05-30-35	CZK	610,000	24,900
Bond	4.900	04-14-34	CZK	1,500,000	69,311
Bond	5.000	09-30-30	CZK	3,550,000	163,387
Bond	6.000	02-26-26	CZK	1,640,000	75,702
Dominican Republic 0.1%					174,920
Government of the Dominican Republic
Bond (D)	13.625	02-03-33	DOP	8,000,000	174,920
Greece 0.3%					369,590
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	119,230,000	369,590
Hungary 0.6%					665,943
Republic of Hungary
Bond	1.000	11-26-25	HUF	7,410,000	17,239
Bond	1.625	04-28-32	EUR	110,000	87,336
Bond	1.750	06-05-35	EUR	430,000	312,812
Bond	3.000	08-21-30	HUF	23,770,000	50,805
Bond	3.000	10-27-38	HUF	17,010,000	29,683
Bond	3.250	10-22-31	HUF	44,030,000	92,776
Bond	4.500	03-23-28	HUF	13,010,000	31,308
Bond	4.750	11-24-32	HUF	19,260,000	43,984
Iceland 2.3%					2,801,194
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,801,194
Indonesia 1.3%					1,606,102
Republic of Indonesia
Bond	1.400	10-30-31	EUR	670,000	566,941
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond	6.375	08-15-28	IDR	2,395,000,000	$162,158
Bond	6.375	04-15-32	IDR	2,583,000,000	171,572
Bond	6.500	06-15-25	IDR	748,000,000	50,586
Bond	6.500	02-15-31	IDR	750,000,000	50,297
Bond	7.000	05-15-27	IDR	923,000,000	63,693
Bond	7.000	02-15-33	IDR	1,447,000,000	100,762
Bond	7.500	08-15-32	IDR	2,995,000,000	213,619
Bond	7.500	06-15-35	IDR	127,000,000	9,080
Bond	7.500	05-15-38	IDR	1,676,000,000	119,449
Bond	8.375	03-15-34	IDR	1,288,000,000	97,945
Japan 6.2%					7,392,589
Government of Japan
CPI Linked Bond	0.005	03-10-33	JPY	158,054,635	1,220,081
CPI Linked Bond	0.100	03-10-28	JPY	497,638,783	3,755,731
CPI Linked Bond	0.100	03-10-29	JPY	318,710,340	2,416,777
Malaysia 0.9%					1,024,572
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	212,583
Bond	3.502	05-31-27	MYR	205,000	44,329
Bond	3.582	07-15-32	MYR	390,000	83,672
Bond	3.882	03-14-25	MYR	735,000	160,797
Bond	3.885	08-15-29	MYR	1,015,000	222,114
Bond	3.906	07-15-26	MYR	330,000	72,507
Bond	4.254	05-31-35	MYR	160,000	35,610
Bond	4.696	10-15-42	MYR	275,000	64,253
Bond	4.893	06-08-38	MYR	540,000	128,707
Mexico 1.3%					1,590,494
Government of Mexico
Bill (C)	11.252	03-20-25	MXN	7,955,790	370,006
Bill (C)	11.255	01-23-25	MXN	3,593,330	169,907
Bond	5.500	03-04-27	MXN	3,313,800	165,394
Bond	7.500	05-26-33	MXN	5,440,500	280,846
Bond	7.750	05-29-31	MXN	872,800	46,302
Bond	7.750	11-13-42	MXN	1,745,800	86,841
Bond	8.000	11-07-47	MXN	1,572,900	79,942
Bond	8.000	07-31-53	MXN	1,044,600	52,916
Bond	8.500	05-31-29	MXN	881,900	49,083
Bond	8.500	11-18-38	MXN	4,026,700	218,107
Bond	10.000	11-20-36	MXN	1,151,600	71,150
New Zealand 4.5%					5,389,103
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	71,369
Bond	2.750	05-15-51	NZD	2,030,000	891,279
Inflation Linked Bond	3.048	09-20-40	NZD	755,000	559,262
Inflation Linked Bond	3.080	09-20-35	NZD	1,110,000	844,215
Inflation Linked Bond	3.754	09-20-30	NZD	3,735,000	3,022,978
North Macedonia 0.3%					323,229
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	170,911
Bond	2.750	01-18-25	EUR	150,000	152,318
Peru 0.7%					881,082
Republic of Peru
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Peru (continued)
Bond	5.400	08-12-34	PEN	105,000	$24,884
Bond	5.940	02-12-29	PEN	310,000	81,621
Bond	6.150	08-12-32	PEN	50,000	12,780
Bond	6.350	08-12-28	PEN	1,415,000	383,174
Bond	6.900	08-12-37	PEN	265,000	70,449
Bond	6.950	08-12-31	PEN	460,000	124,886
Bond (B)	7.300	08-12-33	PEN	200,000	54,345
Bond	8.200	08-12-26	PEN	445,000	128,943
Philippines 0.3%					334,840
Republic of the Philippines
Bond	1.750	04-28-41	EUR	485,000	334,840
Poland 1.0%					1,168,946
Republic of Poland
Bond	1.750	04-25-32	PLN	1,705,000	286,958
Bond	2.750	04-25-28	PLN	395,000	80,960
Bond	2.750	10-25-29	PLN	610,000	120,105
Bond	3.250	07-25-25	PLN	730,000	163,269
Bond	3.750	05-25-27	PLN	1,260,000	274,170
Bond	6.000	10-25-33	PLN	450,000	106,274
Bond	7.500	07-25-28	PLN	545,000	137,210
Romania 0.9%					1,071,249
Republic of Romania
Bond (D)	2.625	12-02-40	EUR	120,000	75,218
Bond (D)	2.750	04-14-41	EUR	360,000	227,419
Bond	3.650	09-24-31	RON	240,000	40,875
Bond	3.700	11-25-24	RON	60,000	12,413
Bond	3.875	10-29-35	EUR	110,000	90,197
Bond	4.750	10-11-34	RON	365,000	63,940
Bond	4.850	07-25-29	RON	220,000	42,485
Bond	5.800	07-26-27	RON	760,000	157,626
Bond	6.700	02-25-32	RON	465,000	97,133
Bond	8.250	09-29-32	RON	905,000	208,239
Bond	8.750	10-30-28	RON	240,000	55,704
Russia 0.3%					333,864
Government of Russia
Bond (F)	5.900	03-12-31	RUB	164,810,000	333,864
Saudi Arabia 0.3%					395,129
Kingdom of Saudi Arabia
Bond (D)	2.250	02-02-33		486,000	395,129
Senegal 0.1%					66,042
Republic of Senegal
Bond	5.375	06-08-37	EUR	100,000	66,042
Serbia 0.3%					299,206
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	224,210
Bond	1.650	03-03-33	EUR	110,000	74,996
South Africa 1.6%					1,873,870
Republic of South Africa
Bond	6.250	03-31-36	ZAR	3,100,000	95,582
Bond	7.000	02-28-31	ZAR	1,430,000	55,467
Bond	8.000	01-31-30	ZAR	5,330,000	229,378
Bond	8.250	03-31-32	ZAR	7,920,000	322,647
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	8.500	01-31-37	ZAR	4,760,000	$177,029
Bond	8.750	01-31-44	ZAR	16,980,000	609,530
Bond	8.875	02-28-35	ZAR	5,130,000	203,933
Bond	9.000	01-31-40	ZAR	2,800,000	105,514
Bond	10.500	12-21-26	ZAR	1,450,000	74,790
South Korea 4.7%					5,627,300
Republic of Korea
Bond	1.375	12-10-29	KRW	2,327,820,000	1,540,341
Bond	2.375	12-10-31	KRW	2,612,120,000	1,801,361
Inflation Linked Bond	1.125	06-10-30	KRW	2,730,492,820	2,015,657
Inflation Linked Bond	1.750	06-10-28	KRW	349,601,795	269,941
Spain 0.4%					531,200
Kingdom of Spain
Bond (D)	1.900	10-31-52	EUR	770,000	531,200
Sweden 1.7%					2,036,343
Kingdom of Sweden
Inflation Linked Bond	0.160	06-01-32	SEK	17,930,000	2,036,343
Thailand 0.5%					630,217
Kingdom of Thailand
Bond	1.000	06-17-27	THB	5,360,000	146,915
Bond	1.585	12-17-35	THB	7,025,000	177,467
Bond	1.600	12-17-29	THB	605,000	16,633
Bond	2.000	12-17-31	THB	5,300,000	147,704
Bond	2.000	06-17-42	THB	2,120,000	51,906
Bond	2.875	06-17-46	THB	500,000	13,590
Bond	3.450	06-17-43	THB	2,510,000	76,002
Ukraine 0.1%					68,694
Republic of Ukraine
Bond	7.253	03-15-35		375,000	68,694
United Kingdom 0.2%					190,096
United Kingdom of Great Britain
Bond	0.500	10-22-61	GBP	520,000	190,096
Uruguay 0.1%					127,454
Republic of Uruguay
Bond	8.500	03-15-28	UYU	5,270,000	127,454

Corporate bonds 14.1%					$16,790,144
(Cost $17,834,862)
Australia 0.2%					242,205
BHP Billiton Finance USA, Ltd.	4.900	02-28-33		150,000	150,591
FMG Resources Proprietary, Ltd. (D)	4.375	04-01-31		95,000	80,289
FMG Resources Proprietary, Ltd. (D)	5.875	04-15-30		12,000	11,325
Austria 0.2%					216,131
Klabin Austria GmbH (D)	7.000	04-03-49		230,000	216,131
Bermuda 0.0%					5,412
Carnival Holdings Bermuda, Ltd. (D)	10.375	05-01-28		5,000	5,412
Canada 0.6%					754,749
Bausch Health Companies, Inc. (D)	4.875	06-01-28		22,000	13,268
Cenovus Energy, Inc.	3.750	02-15-52		95,000	65,590
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		164,000	157,030
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80		63,000	56,796
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		145,000	136,430
Enerflex, Ltd. (D)	9.000	10-15-27		113,000	109,938
goeasy, Ltd. (D)	4.375	05-01-26		99,000	88,718
The Bank of Nova Scotia (4.900% to 6-4-25, then 5 Year CMT + 4.551%) (G)	4.900	06-04-25		75,000	68,280
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%)	5.600	03-07-82		70,000	58,699
Chile 0.1%					$92,200
VTR Comunicaciones SpA	4.375	04-15-29		200,000	92,200
China 0.1%					84,166
CIFI Holdings Group Company, Ltd.	4.375	04-12-27		200,000	20,169
Country Garden Holdings Company, Ltd.	3.875	10-22-30		210,000	63,997
Finland 0.0%					9,645
Nokia OYJ	6.625	05-15-39		10,000	9,645
France 0.8%					980,581
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		400,000	372,433
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (G)	2.125	07-25-32	EUR	340,000	262,121
Valeo	1.000	08-03-28	EUR	400,000	346,027
Germany 0.3%					368,346
Allianz SE (2.600% to 10-30-31, then 5 Year Euro Swap Rate + 2.579%) (G)	2.600	10-30-31	EUR	200,000	139,043
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33		200,000	144,816
Hannover Rueck SE (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%)	1.750	10-08-40	EUR	100,000	84,487
Italy 0.5%					541,903
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	451,480
Castor SpA	6.000	02-15-29	EUR	100,000	90,423
Japan 0.1%					116,831
Rakuten Group, Inc. (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%) (G)	4.250	04-22-27	EUR	200,000	116,831
Luxembourg 0.0%					54,110
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	54,110
Malta 0.1%					136,412
VistaJet Malta Finance PLC (D)	6.375	02-01-30		152,000	120,852
VistaJet Malta Finance PLC (D)	9.500	06-01-28		17,000	15,560
Netherlands 0.3%					312,020
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	312,020
Norway 0.2%					211,356
Var Energi ASA (D)	8.000	11-15-32		200,000	211,356
United Arab Emirates 0.2%					236,768
MDGH GMTN RSC, Ltd.	1.000	03-10-34	EUR	305,000	236,768
United Kingdom 0.5%					649,460
Anglo American Capital PLC (D)	5.625	04-01-30		400,000	399,632
Barclays PLC (7.437% to 11-2-32, then 1 Year CMT + 3.500%)	7.437	11-02-33		200,000	218,022
BP Capital Markets PLC (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%) (G)	4.875	03-22-30		35,000	31,806
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
United States 9.9%					$11,777,849
Acrisure LLC (D)	7.000	11-15-25		97,000	91,910
Advanced Drainage Systems, Inc. (D)	6.375	06-15-30		13,000	12,818
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(G)	5.250	06-15-26		100,000	68,450
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		125,000	116,502
Ally Financial, Inc. (4.700% to 5-15-28, then 7 Year CMT + 3.481%) (G)	4.700	05-15-28		54,000	35,199
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	155,999
American International Group, Inc.	4.375	06-30-50		75,000	62,017
AmeriGas Partners LP	5.750	05-20-27		85,000	76,992
AmeriGas Partners LP (D)	9.375	06-01-28		175,000	175,000
AmWINS Group, Inc. (D)	4.875	06-30-29		27,000	24,099
Antero Resources Corp. (D)	5.375	03-01-30		59,000	54,240
APX Group, Inc. (D)	5.750	07-15-29		12,000	10,252
Aramark Services, Inc. (D)	6.375	05-01-25		16,000	15,880
Arthur J. Gallagher & Company	5.750	03-02-53		130,000	129,550
AssuredPartners, Inc. (D)	5.625	01-15-29		161,000	139,299
ATI, Inc.	4.875	10-01-29		3,000	2,683
AutoZone, Inc.	4.750	08-01-32		50,000	48,679
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		66,000	56,740
Black Knight InfoServ LLC (D)	3.625	09-01-28		290,000	259,913
Blackstone Holdings Finance Company LLC (D)	6.200	04-22-33		60,000	61,789
Broadcom, Inc.	4.300	11-15-32		18,000	16,369
Buckeye Partners LP (3 month LIBOR + 4.020%) (H)	9.293	01-22-78		12,000	10,214
Builders FirstSource, Inc. (D)	4.250	02-01-32		20,000	17,183
Caesars Entertainment, Inc. (D)	7.000	02-15-30		45,000	45,206
Caesars Entertainment, Inc. (D)	8.125	07-01-27		124,000	126,355
Capital One Financial Corp. (2.359% to 7-29-31, then SOFR + 1.337%)	2.359	07-29-32		85,000	60,539
Carnival Corp. (D)	6.000	05-01-29		139,000	115,565
Carnival Corp. (D)	7.625	03-01-26		3,000	2,844
CCO Holdings LLC (D)	4.500	06-01-33		14,000	10,687
CCO Holdings LLC (D)	5.375	06-01-29		117,000	105,307
CCO Holdings LLC (D)	7.375	03-01-31		100,000	95,715
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (G)	6.125	09-01-23		22,000	20,954
CF Industries, Inc.	5.375	03-15-44		75,000	65,761
Charter Communications Operating LLC	3.900	06-01-52		105,000	66,049
Charter Communications Operating LLC	5.500	04-01-63		110,000	85,053
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (G)	4.000	12-10-25		30,000	25,686
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (G)	7.375	05-15-28		44,000	43,670
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (G)	5.650	10-06-25		52,000	45,914
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29		10,000	9,470
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30		167,000	144,446
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50		36,000	31,599
Coherent Corp. (D)	5.000	12-15-29		9,000	8,004
Compass Group Diversified Holdings LLC (D)	5.250	04-15-29		121,000	106,857
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		49,000	45,750
Crestwood Midstream Partners LP (D)	6.000	02-01-29		2,000	1,850
Crestwood Midstream Partners LP (D)	7.375	02-01-31		6,000	5,889
Crocs, Inc. (D)	4.125	08-15-31		165,000	134,270
CSC Holdings LLC (D)	4.125	12-01-30		200,000	138,832
Dave & Buster’s, Inc. (D)	7.625	11-01-25		47,000	47,588
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	75,000	69,531
Discovery Communications LLC	4.000	09-15-55	35,000	22,227
DISH Network Corp. (D)	11.750	11-15-27	65,000	62,212
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	126,000	106,155
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (G)	4.650	12-15-24	31,000	26,742
DT Midstream, Inc. (D)	4.375	06-15-31	60,000	50,462
Duke Energy Corp. (4.875% to 9-16-24, then 5 Year CMT + 3.388%) (G)	4.875	09-16-24	22,000	21,144
Earthstone Energy Holdings LLC (D)	8.000	04-15-27	9,000	8,760
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	78,000	68,281
Edison International (8.125% to 3-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	32,000	32,720
Elanco Animal Health, Inc.	6.650	08-28-28	30,000	28,707
Embarq Corp.	7.995	06-01-36	135,000	67,163
Emera US Finance LP	4.750	06-15-46	45,000	35,825
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	62,875
EnLink Midstream LLC (D)	5.625	01-15-28	51,000	49,130
EnLink Midstream LLC (D)	6.500	09-01-30	5,000	4,969
EnLink Midstream Partners LP	5.450	06-01-47	83,000	66,032
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	12,000	10,374
Enterprise Products Operating LLC (3 month LIBOR + 2.986%) (H)	8.304	08-16-77	66,000	63,855
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (G)	4.500	09-30-25	57,000	49,144
First Student Bidco, Inc. (D)	4.000	07-31-29	95,000	78,819
FirstCash, Inc. (D)	4.625	09-01-28	321,000	285,652
FirstCash, Inc. (D)	5.625	01-01-30	204,000	185,258
Flex, Ltd.	4.875	05-12-30	10,000	9,640
Freedom Mortgage Corp. (D)	7.625	05-01-26	62,000	54,184
Frontier Communications Holdings LLC (D)	5.875	10-15-27	7,000	6,238
Frontier Communications Holdings LLC (D)	6.750	05-01-29	133,000	98,104
Gen Digital, Inc. (D)	6.750	09-30-27	4,000	3,995
Gen Digital, Inc. (D)	7.125	09-30-30	4,000	3,993
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	36,000	31,499
Gray Escrow II, Inc. (D)	5.375	11-15-31	65,000	41,359
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	133,567
Hanesbrands, Inc. (D)	9.000	02-15-31	110,000	110,012
Hawaiian Brand Intellectual Property, Ltd. (D)	5.750	01-20-26	52,000	48,338
Hess Corp.	5.800	04-01-47	80,000	76,661
Hightower Holding LLC (D)	6.750	04-15-29	132,000	113,765
HUB International, Ltd. (D)	5.625	12-01-29	96,000	86,127
HUB International, Ltd. (D)	7.000	05-01-26	104,000	102,439
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	28,000	24,710
Huntington Bancshares, Inc. (3 month LIBOR + 2.880%) (G)(H)	8.140	07-15-23	25,000	20,257
Iron Mountain, Inc. (D)	5.250	07-15-30	2,000	1,792
Iron Mountain, Inc. (D)	7.000	02-15-29	115,000	114,593
KB Home	6.875	06-15-27	5,000	5,079
KeySpan Gas East Corp. (D)	5.994	03-06-33	65,000	65,934
Kinder Morgan, Inc.	5.450	08-01-52	110,000	97,486
Ladder Capital Finance Holdings LLLP (D)	4.250	02-01-27	99,000	83,879
Ladder Capital Finance Holdings LLLP (D)	4.750	06-15-29	5,000	3,908
LBM Acquisition LLC (D)	6.250	01-15-29	67,000	53,051
Lennar Corp.	4.750	11-29-27	18,000	17,631
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
LFS Topco LLC (D)	5.875	10-15-26	64,000	55,792
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	26,000	20,024
Liberty Mutual Group, Inc. (D)	4.300	02-01-61	95,000	56,638
LYB International Finance III LLC	4.200	10-15-49	130,000	97,047
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (G)	5.125	11-01-26	80,000	60,820
M/I Homes, Inc.	3.950	02-15-30	150,000	128,673
Matador Resources Company (D)	6.875	04-15-28	5,000	4,959
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	3,000	2,970
McAfee Corp. (D)	7.375	02-15-30	10,000	8,411
Medline Borrower LP (D)	3.875	04-01-29	10,000	8,625
Medline Borrower LP (D)	5.250	10-01-29	139,000	118,932
Micron Technology, Inc.	5.875	09-15-33	5,000	4,920
Mileage Plus Holdings LLC (D)	6.500	06-20-27	40,955	40,885
MSCI, Inc. (D)	3.625	09-01-30	131,000	112,340
MSCI, Inc. (D)	3.875	02-15-31	20,000	17,216
Nabors Industries, Inc. (D)	7.375	05-15-27	3,000	2,819
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) (H)	8.209	04-30-43	23,000	22,287
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	40,000	32,241
Nationstar Mortgage Holdings, Inc. (D)	5.750	11-15-31	463,000	375,989
Navient Corp.	9.375	07-25-30	75,000	71,985
NCL Corp., Ltd. (D)	7.750	02-15-29	154,000	139,259
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (G)	5.650	06-15-23	24,000	23,858
Noble Finance II LLC (D)	8.000	04-15-30	5,000	5,067
Novelis Corp. (D)	4.750	01-30-30	97,000	86,087
Occidental Petroleum Corp.	4.500	07-15-44	35,000	27,125
Occidental Petroleum Corp.	6.450	09-15-36	10,000	10,175
Open Text Holdings, Inc. (D)	4.125	12-01-31	98,000	80,394
Oracle Corp.	6.500	04-15-38	5,000	5,343
Ovintiv, Inc.	7.100	07-15-53	20,000	20,127
Owens & Minor, Inc. (D)	4.500	03-31-29	70,000	57,400
Pacific Gas & Electric Company	6.700	04-01-53	26,000	25,346
Pacific Gas & Electric Company	6.750	01-15-53	65,000	63,688
PacifiCorp	5.500	05-15-54	50,000	50,516
Paramount Global	4.950	05-19-50	100,000	74,415
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	65,000	48,143
PennyMac Financial Services, Inc. (D)	4.250	02-15-29	160,000	128,612
PennyMac Financial Services, Inc. (D)	5.750	09-15-31	63,000	50,727
Performance Food Group, Inc. (D)	4.250	08-01-29	144,000	127,136
Philip Morris International, Inc.	5.375	02-15-33	65,000	64,568
Post Holdings, Inc. (D)	4.625	04-15-30	19,000	16,638
Post Holdings, Inc. (D)	5.500	12-15-29	116,000	107,848
Presidio Holdings, Inc. (D)	8.250	02-01-28	58,000	53,370
Prudential Financial, Inc. (6.750% to 3-1-33, then 5 Year CMT + 2.848%)	6.750	03-01-53	44,000	43,973
Range Resources Corp. (D)	4.750	02-15-30	13,000	11,747
Range Resources Corp.	8.250	01-15-29	40,000	41,659
Regal Rexnord Corp. (D)	6.400	04-15-33	70,000	69,379
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (H)	7.531	12-15-65	25,000	20,844
Royal Caribbean Cruises, Ltd. (D)	5.500	08-31-26	15,000	14,102
Royal Caribbean Cruises, Ltd. (D)	7.250	01-15-30	56,000	56,500
Sasol Financing Usa LLC (D)	8.750	05-03-29	200,000	191,514
Sempra Energy (4.125% to 1-1-27, then 5 Year CMT + 2.868%)	4.125	04-01-52	125,000	101,331
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (G)	4.875	10-15-25	91,000	85,966
Signal Parent, Inc. (D)	6.125	04-01-29	14,000	7,000
Simon Property Group LP	5.850	03-08-53	200,000	198,042
Southern California Edison Company	5.875	12-01-53	70,000	71,142
Southern California Gas Company	5.750	06-01-53	60,000	60,787
SRS Distribution, Inc. (D)	6.125	07-01-29	10,000	8,281
Standard Industries, Inc. (D)	3.375	01-15-31	49,000	38,275
STL Holding Company LLC (D)	7.500	02-15-26	68,000	61,486
Synchrony Financial	7.250	02-02-33	130,000	115,570
Sysco Corp.	6.600	04-01-40	13,000	14,091
Targa Resources Partners LP	4.000	01-15-32	115,000	98,587
Terex Corp. (D)	5.000	05-15-29	83,000	76,913
The Bank of New York Mellon Corp. (4.700% to 9-20-25, then 5 Year CMT + 4.358%) (G)	4.700	09-20-25	22,000	21,543
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (G)	5.375	06-01-25	72,000	69,211
The Dun & Bradstreet Corp. (D)	5.000	12-15-29	20,000	17,424
The Gap, Inc. (D)	3.625	10-01-29	76,000	53,463
The Gap, Inc. (D)	3.875	10-01-31	144,000	99,329
The Hertz Corp. (D)	5.000	12-01-29	5,000	4,014
The Michaels Companies, Inc. (D)	7.875	05-01-29	72,000	44,240
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%)	4.000	01-15-51	46,000	42,860
The Southern Company	5.200	06-15-33	25,000	24,733
The William Carter Company (D)	5.625	03-15-27	164,000	160,129
TopBuild Corp. (D)	3.625	03-15-29	30,000	25,931
TransDigm, Inc. (D)	6.250	03-15-26	16,000	15,890
Transocean, Inc. (D)	8.750	02-15-30	5,000	4,998
U.S. Steel Corp.	6.875	03-01-29	7,000	6,765
Uber Technologies, Inc. (D)	4.500	08-15-29	121,000	110,374
United Parcel Service, Inc.	5.050	03-03-53	200,000	199,782
United Wholesale Mortgage LLC (D)	5.500	04-15-29	415,000	346,525
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	60,000	51,725
Viper Energy Partners LP (D)	5.375	11-01-27	290,000	278,900
WarnerMedia Holdings, Inc.	3.755	03-15-27	6,000	5,623
Weatherford International, Ltd. (D)	8.625	04-30-30	5,000	5,024
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (G)	3.900	03-15-26	51,000	44,676
Western Midstream Operating LP	4.300	02-01-30	124,000	110,245

Zayo Group Holdings, Inc. (D)	4.000	03-01-27	60,000	41,926
Convertible bonds 3.9%				$4,680,097
(Cost $5,027,108)
Canada 0.1%				76,415
Shopify, Inc.	0.125	11-01-25	85,000	76,415
China 0.1%				123,930
NIO, Inc.	0.500	02-01-27	162,000	123,930
Denmark 0.2%				233,838
Ascendis Pharma A/S	2.250	04-01-28	260,000	233,838
Israel 0.0%				3,734
SolarEdge Technologies, Inc., Zero Coupon	0.000	09-15-25	3,000	3,734
Luxembourg 0.0%				37,400
Arrival SA (D)	3.500	12-01-26	170,000	37,400
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Singapore 0.3%				$325,600
Sea, Ltd.	0.250	09-15-26	407,000	325,600
United States 3.2%				3,879,180
3D Systems Corp. (C)	9.033	11-15-26	21,000	15,501
Affirm Holdings, Inc. (C)	11.963	11-15-26	75,000	50,438
Airbnb, Inc. (C)	5.214	03-15-26	110,000	95,260
Alarm.com Holdings, Inc. (C)	6.167	01-15-26	110,000	93,775
Bandwidth, Inc.	0.250	03-01-26	39,000	30,128
Bentley Systems, Inc.	0.125	01-15-26	95,000	94,114
Beyond Meat, Inc. (C)	47.832	03-15-27	125,000	27,813
BILL Holdings, Inc. (C)	5.627	04-01-27	40,000	32,325
Block, Inc.	0.250	11-01-27	142,000	108,275
Cable One, Inc.	1.125	03-15-28	35,000	26,058
Cardlytics, Inc.	1.000	09-15-25	55,000	30,184
Carnival Corp. (D)	5.750	12-01-27	14,000	16,380
Ceridian HCM Holding, Inc.	0.250	03-15-26	105,000	92,201
CMS Energy Corp. (D)	3.375	05-01-28	21,000	20,853
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26	85,000	73,472
Cytokinetics, Inc. (D)	3.500	07-01-27	50,000	50,219
Datadog, Inc.	0.125	06-15-25	45,000	54,743
DigitalOcean Holdings, Inc. (C)	7.261	12-01-26	90,000	70,146
DISH Network Corp.	3.375	08-15-26	38,000	17,054
DraftKings Holdings, Inc. (C)	6.434	03-15-28	27,000	19,940
Dropbox, Inc. (C)	2.268	03-01-28	100,000	89,750
Etsy, Inc.	0.125	10-01-26	2,000	2,319
Etsy, Inc.	0.250	06-15-28	130,000	98,345
Euronet Worldwide, Inc.	0.750	03-15-49	28,000	26,785
Exact Sciences Corp.	0.375	03-15-27	81,000	81,203
Exact Sciences Corp.	0.375	03-01-28	90,000	86,454
Firstenergy Corp. (D)	4.000	05-01-26	28,000	27,902
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,697
JetBlue Airways Corp.	0.500	04-01-26	190,000	147,830
John Bean Technologies Corp.	0.250	05-15-26	88,000	80,432
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	57,608
MP Materials Corp. (D)	0.250	04-01-26	230,000	197,938
Nabors Industries, Inc.	0.750	01-15-24	16,000	15,376
Nabors Industries, Inc. (D)	1.750	06-15-29	5,000	3,513
NCL Corp., Ltd.	2.500	02-15-27	89,000	71,734
Nutanix, Inc.	0.250	10-01-27	35,000	30,450
NuVasive, Inc.	0.375	03-15-25	100,000	89,450
Okta, Inc.	0.125	09-01-25	85,000	78,115
PAR Technology Corp.	1.500	10-15-27	15,000	11,948
Patrick Industries, Inc.	1.750	12-01-28	37,000	32,745
Pebblebrook Hotel Trust	1.750	12-15-26	55,000	46,442
Pegasystems, Inc.	0.750	03-01-25	37,000	33,696
Pioneer Natural Resources Company	0.250	05-15-25	3,000	6,260
PPL Capital Funding, Inc. (D)	2.875	03-15-28	22,000	21,164
Rapid7, Inc.	0.250	03-15-27	100,000	90,000
Redfin Corp.	0.500	04-01-27	95,000	65,018
Repay Holdings Corp. (C)(D)	8.638	02-01-26	415,000	331,434
RingCentral, Inc. (C)	5.162	03-01-25	85,000	77,724
Shake Shack, Inc. (C)	5.388	03-01-28	15,000	11,646
Shift4 Payments, Inc.	0.500	08-01-27	60,000	51,750
Snap, Inc.	0.125	03-01-28	485,000	339,985
Southwest Airlines Company	1.250	05-01-25	5,000	5,298
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Splunk, Inc.	1.125	06-15-27	133,000	114,114
Spotify USA, Inc. (C)	5.822	03-15-26	105,000	89,460
Stem, Inc. (D)	0.500	12-01-28	85,000	46,555
Team, Inc.	5.000	08-01-23	10,000	8,860
Teladoc Health, Inc.	1.250	06-01-27	57,000	45,254
The Greenbrier Companies, Inc.	2.875	04-15-28	90,000	73,350
The Middleby Corp.	1.000	09-01-25	2,000	2,319
Uber Technologies, Inc. (C)	4.304	12-15-25	108,000	96,871

Welltower Op LLC (D)	2.750	05-15-28	43,000	42,398

Western Digital Corp.	1.500	02-01-24	27,000	26,109
Municipal bonds 0.6%				$705,592
(Cost $834,200)
Chicago Transit Authority (Illinois)	3.552	12-01-34	95,000	84,557

Chicago Transit Authority (Illinois)	3.912	12-01-40	10,000	8,609
Chicago Transit Authority, Series A (Illinois)	6.899	12-01-40	10,000	11,360
City & County of Denver Company Airport System Revenue (Colorado)	2.717	11-15-34	20,000	16,558
City & County of Denver Company Airport System Revenue (Colorado)	2.867	11-15-37	15,000	11,969
City of Houston Airport System Revenue (Texas)	2.385	07-01-31	50,000	42,518
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.365	02-01-42	95,000	87,215
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.445	02-01-47	95,000	84,553
Commonwealth of Massachusetts, GO	2.514	07-01-41	130,000	97,115
County of Miami-Dade Aviation Revenue (Florida)	3.270	10-01-41	10,000	7,690
Dallas Fort Worth International Airport (Texas)	3.089	11-01-40	30,000	23,415
Dallas Fort Worth International Airport (Texas)	4.087	11-01-51	50,000	43,586
District of Columbia	3.432	04-01-42	85,000	68,381
Regents of the University of California Medical Center Pooled Revenue	4.563	05-15-53	115,000	104,807

San Francisco City & County Airport Commission (California)	2.958	05-01-51	20,000	13,259
Term loans (I) 3.9%				$4,684,729
(Cost $4,869,380)
Cayman Islands 0.0%				0
Paragon Offshore Finance Company, Term Loan B (F)(J)	0.000	07-18-22	9,802	0
Luxembourg 0.2%				224,438
Belron Luxembourg Sarl, 2023 Term Loan (3 month SOFR + 2.750%)	7.832	04-18-29	100,000	99,563
Delta 2 Lux Sarl, Term Loan B (1 month SOFR + 3.000%)	8.153	01-15-30	125,000	124,875
United States 3.7%				4,460,291
Aretec Group, Inc., 2023 Incremental Term Loan (K)	TBD	03-08-30	100,000	98,031
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	8.404	12-23-26	96,818	89,355
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%)	10.404	01-31-28	230,000	188,745
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%)	8.598	02-15-29	89,059	83,716
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%)	8.796	03-11-28	147,750	142,718
Caesars Entertainment, Inc., Term Loan B (1 month SOFR + 3.250%)	8.503	02-06-30	105,000	103,999
Carnival Corp., 2021 Incremental Term Loan B (1 month LIBOR + 3.250%)	8.404	10-18-28	123,438	119,528
Cinemark USA, Inc., 2023 Term Loan B (K)	TBD	05-24-30	125,000	123,204
Coherent Corp., 2022 Term Loan B (1 month SOFR + 2.750%)	8.018	07-02-29	100,350	99,472
Core & Main LP, 2021 Term Loan B (1 and 3 month SOFR + 2.500%)	7.721	07-27-28	145,373	143,799
Crocs, Inc., Term Loan B (1 month SOFR + 3.500%)	8.550	02-20-29	128,000	127,698
Crown Finance US, Inc., 2022 DIP Delayed Draw Term Loan (1 month SOFR + 10.000%)	14.928	09-07-23	4,755	4,831
Crown Finance US, Inc. , 2022 DIP Term Loan (1 month SOFR + 10.000%)	15.166	09-07-23	56,509	57,418
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%)	9.264	10-16-26	198,936	194,100
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Elanco Animal Health, Inc., Term Loan B (1 month SOFR + 1.750%)	6.843	08-01-27	111,625	$108,049
Emerald Debt Merger Sub LLC, Term Loan B (K)	TBD	05-04-30	200,000	197,562
Filtration Group Corp., 2023 USD Term Loan (K)	TBD	10-31-28	110,000	108,900
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	8.160	10-21-24	29,481	29,407
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%)	8.904	03-06-28	112,425	108,996
Hanesbrands, Inc., 2023 Term Loan B (1 month SOFR + 3.750%)	8.903	03-08-30	115,000	113,850
Hightower Holding LLC, 2021 Term Loan B (1 month LIBOR + 4.000%)	9.127	04-21-28	147,750	138,885
HUB International, Ltd., 2018 Term Loan B (1 and 3 month LIBOR + 3.000%)	8.138	04-25-25	195,150	193,530
HUB International, Ltd., 2021 Term Loan B (1 and 3 month LIBOR + 3.250%)	8.398	04-25-25	4,949	4,914
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	8.654	07-01-24	97,449	95,490
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%)	8.253	12-15-27	424,678	411,462
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	8.404	10-23-28	188,100	182,143
NEP Group, Inc., 2018 1st Lien Term Loan (1 month SOFR + 3.250%)	8.404	10-20-25	51,120	43,692
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%)	9.159	06-02-28	98,500	88,072
Quartz Acquireco LLC, Term Loan B (K)	TBD	04-14-30	100,000	98,625
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	7.779	02-01-27	96,750	95,809
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month SOFR + 3.750%)	8.903	02-17-28	32,500	31,556
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.654	06-02-28	107,581	102,001
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	6.904	04-16-25	77,604	77,100
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	6.904	04-16-25	68,818	68,371
Surgery Center Holdings, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	8.858	08-31-26	124,310	123,336
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	8.410	02-06-26	141,906	140,918
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%)	7.409	05-30-25	167,274	166,229

WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.660	04-13-28	236,605	154,780
Collateralized mortgage obligations 3.3%				$3,976,724
(Cost $4,145,957)
Commercial and residential 1.3%				1,535,168
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(L)	3.809	04-25-65	50,000	45,559
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	33,313
Series 2021-BN31, Class C (L)	2.545	02-15-54	30,000	19,418
Benchmark Mortgage Trust
Series 2020-B16, Class AM (L)	2.944	02-15-53	40,000	33,411
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(L)	3.181	05-25-60	129,000	115,359
Series 2021-NQM1, Class M1 (D)(L)	2.316	02-25-49	100,000	72,209
BX Trust
Series 2021-ARIA, Class C (1 month LIBOR + 1.646%) (D)(H)	6.753	10-15-36	20,000	19,145
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(H)	6.673	01-15-34	9,042	8,747
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (D)(H)	7.690	06-15-38	50,000	49,938
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month LIBOR + 2.150%) (D)(H)	7.257	12-15-37	134,000	130,080
CIM Trust
Series 2021-NR2, Class A1 (2.568% to 3-1-24, then 5.568% to 3-1-25, then 6.568% thereafter) (D)	2.568	07-25-59	50,941	48,631
Series 2021-R4, Class A1 (D)(L)	2.000	05-01-61	66,290	57,231
Commercial Mortgage Trust (Deutsche Bank AG)
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-LC13, Class AM (D)(L)	4.557	08-10-46	125,000	$123,970
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(L)	4.112	05-25-65	100,000	91,766
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C (1 month CME Term SOFR + 1.114%) (D)(H)	6.174	12-15-37	37,500	36,185
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(L)	5.375	08-25-55	53,197	50,322
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter) (D)	2.239	05-25-26	100,000	98,577
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	90,585	87,296
OPG Trust
Series 2021-PORT, Class D (1 month LIBOR + 1.131%) (D)(H)	6.238	10-15-36	19,975	18,770
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	143,790
Verus Securitization Trust
Series 2020-5, Class M1 (D)(L)	2.601	05-25-65	200,000	162,847
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	48,333
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(L)	3.500	07-25-49	6,191	5,588
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(L)	4.846	06-15-44	36,094	34,683
U.S. Government Agency 2.0%				2,441,556
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class M2 (1 month SOFR + 2.000%) (D)(H)	6.973	12-25-50	16,063	16,168
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%) (D)(H)	10.888	07-25-50	41,948	44,975
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (D)(H)	6.473	10-25-41	178,000	172,945
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%) (D)(H)	7.223	08-25-33	175,841	171,581
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (D)(H)	7.023	12-25-33	100,000	95,913
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%) (D)(H)	7.073	09-25-41	180,000	169,207
Series 2021-P011, Class X1 IO	1.787	09-25-45	95,001	11,734
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%) (D)(H)	8.373	01-25-42	150,000	141,047
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(H)	7.873	04-25-42	50,000	49,844
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%) (D)(H)	11.723	06-25-42	50,000	54,699
Series 2022-DNA6, Class M2 (1 month SOFR + 5.750%) (D)(H)	10.723	09-25-42	120,000	126,896
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (D)(H)	8.473	03-25-42	15,000	15,169
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%) (D)(H)	10.223	03-25-42	540,000	541,858
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (D)(H)	8.523	08-25-42	40,000	40,497
Series 2023-DNA1, Class M2 (1 month SOFR + 5.500%) (D)(H)	10.481	03-25-43	25,000	25,381
Series 2023-DNA2, Class B1 (1 month SOFR + 7.600%) (D)(H)	12.581	04-25-43	15,000	15,197
Series K031, Class X3 IO	2.608	07-25-41	150,631	0
Series K103, Class X1 IO	0.639	11-25-29	224,191	7,595
Series K105, Class X1 IO	1.522	01-25-30	169,484	13,605
Series K737, Class X1 IO	0.635	10-25-26	111,845	1,859
Series K740, Class X1 IO	0.747	09-25-27	98,728	2,593
Series Q014, Class X IO	2.791	10-25-55	94,510	17,278
Federal National Mortgage Association
Series 2017-C07, Class 2B1 (1 month LIBOR + 4.450%) (H)	9.588	05-25-30	55,000	59,263
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%) (D)(H)	7.188	01-25-40	14,533	14,599
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%) (D)(H)	9.473	01-25-42	150,000	145,410
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%) (D)(H)	11.223	03-25-42	67,000	71,471
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%) (D)(H)	8.473	03-25-42	49,000	50,036
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%) (D)(H)	10.223	03-25-42	115,000	117,229
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%) (D)(H)	9.473	04-25-42	100,000	99,382
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R09, Class 2M2 (1 month SOFR + 4.750%) (D)(H)	9.731	09-25-42	60,000	$62,242
Series 2023-R01, Class 1B1 (1 month SOFR + 5.100%) (D)(H)	10.081	12-25-42	15,000	15,338
Series 2023-R02, Class 1M2 (1 month SOFR + 3.350%) (D)(H)	8.323	01-25-43	25,000	25,304
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%) (D)(H)	8.715	04-25-43	20,000	20,241

Series 2023-R04, Class 1M2 (1 month SOFR + 3.550%) (D)(H)	8.523	05-25-43	25,000	25,000
Asset backed securities 3.1%				$3,691,696
(Cost $3,915,403)
Asset backed securities 3.1%				3,691,696
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class A (D)	6.120	04-20-27	100,000	101,441
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class B (3 month LIBOR + 1.950%) (D)(H)	7.200	10-20-33	250,000	243,773
Series 2020-5A, Class D (3 month LIBOR + 3.550%) (D)(H)	8.800	01-20-32	250,000	235,082
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E (3 month LIBOR + 7.020%) (D)(H)	12.280	01-15-33	250,000	233,457
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,625	26,966
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	35,059
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2II (D)	3.151	04-25-51	49,000	40,883
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	171,196
FS Rialto
Series 2021-FL3, Class A (1 month LIBOR + 1.250%) (D)(H)	6.355	11-16-36	105,000	101,375
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (D)	6.380	12-15-28	21,000	21,188
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(H)	6.824	07-15-39	100,000	95,165
Hertz Vehicle Financing III LP
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	87,697
Hertz Vehicle Financing LLC
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	86,438
JFIN CLO, Ltd.
Series 2016-1A, Class DR (3 month LIBOR + 3.400%) (D)(H)	8.692	10-27-28	150,000	144,977
LAD Auto Receivables Trust
Series 2021-1A, Class B (D)	1.940	11-16-26	40,000	37,643
Lendbuzz Securitization Trust
Series 2021-1A, Class A (D)	1.460	06-15-26	41,355	39,548
LoanCore Issuer, Ltd.
Series 2021-CRE4, Class A (1 month SOFR + 0.914%) (D)(H)	5.787	07-15-35	36,415	36,039
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A (D)	2.500	09-21-26	125,000	117,861
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (D)(H)	6.673	02-19-37	100,000	97,083
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	100,000	86,278
Palmer Square Loan Funding, Ltd.
Series 2021-4A, Class C (3 month LIBOR + 2.600%) (D)(H)	7.860	10-15-29	250,000	232,369
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	85,013
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	87,738
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	88,025
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	93,967
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	96,572
Santander Drive Auto Receivables Trust
Series 2022-2, Class C	3.760	07-16-29	30,000	28,687
Sixth Street CLO XVI, Ltd.
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-16A, Class E (3 month LIBOR + 7.320%) (D)(H)	12.570	10-20-32	150,000	$145,781
Sound Point CLO XXVIII, Ltd.
Series 2020-3A, Class C (3 month LIBOR + 2.250%) (D)(H)	7.505	01-25-32	250,000	235,210
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	31,488
Textainer Marine Containers, Ltd.
Series 2021-3A, Class A (D)	1.940	08-20-46	86,000	71,747
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	85,726
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(H)	7.631	10-15-34	100,000	92,600
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month LIBOR + 3.300%) (D)(H)	8.425	09-10-29	175,000	157,031
VOLT XCV LLC
Series 2021-NPL4, Class A1 (2.240% to 2-25-24, then 5.240% to 2-25-25, then 6.240% thereafter) (D)	2.240	03-27-51	90,877	85,312
Westlake Automobile Receivables Trust
Series 2023-2A, Class C (D)	6.290	03-15-28	35,000	35,281

	Shares	Value
Common stocks 0.0%		$38,457
(Cost $69,697)
United Kingdom 0.0%		25,329
Endeavour Mining PLC	961	25,329
United States 0.0%		13,128
Bloomin’ Brands, Inc.	186	4,433
Paragon Offshore PLC, Litigation Trust A (E)(F)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(F)	1,348	8,425

Southcross Holdings GP, Class A (E)(F)	246	0
Preferred securities 0.6%		$694,727
(Cost $691,705)
Bermuda 0.1%		66,550
Athene Holding, Ltd., 6.375% (6.375% to 6-30-25, then 5 Year CMT + 5.970%)	2,896	66,550
United States 0.5%		628,177
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month LIBOR + 4.697%)	10,000	204,400
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	217,287
Bank of America Corp., 7.250%	80	93,350
Becton, Dickinson and Company, 6.000%	100	4,816
Fluor Corp., 6.500%	1	1,264
NextEra Energy, Inc., 6.926%	461	21,132

NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	1,875	46,500

Wells Fargo & Company, 7.500%	35	39,428
Exchange-traded funds 0.1%		$152,070
(Cost $155,173)
SPDR Blackstone Senior Loan ETF	3,700	152,070

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(F)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(F)	10,820,544	0

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 16.3%				$19,404,532
(Cost $19,405,017)
U.S. Government 0.3%				307,538
U.S. Treasury Bill	4.875	11-09-23	308,000	300,716
U.S. Treasury Bill	5.205	11-24-23	7,000	6,822

	Yield (%)	Shares	Value
Short-term funds 16.0%			19,096,994
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0038(M)	19,096,994	19,096,994

Total investments (Cost $150,109,763) 117.0%	$139,763,165
Other assets and liabilities, net (17.0%)	(20,288,674)
Total net assets 100.0%	$119,474,491

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.2)%				$(179,361)
(Proceeds received $182,700)
U.S. Government Agency (0.2)%				(179,361)
Federal National Mortgage Association 30 Yr Pass Thru (B)	2.500	TBA	(210,000)	(179,361)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,938,929 or 15.9% of the fund’s net assets as of 5-31-23.
(E)	Non-income producing security.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Non-income producing - Issuer is in default.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	The rate shown is the annualized seven-day yield as of 5-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	3	Long	Jun 2023	$233,482	$234,446	$964
10-Year Canada Government Bond Futures	33	Long	Sep 2023	2,995,181	3,006,343	11,162
10-Year U.S. Treasury Note Futures	66	Long	Sep 2023	7,545,163	7,554,938	9,775
2-Year U.S. Treasury Note Futures	131	Long	Sep 2023	27,014,005	26,963,485	(50,520)
30-Day Federal Funds Futures	13	Long	Sep 2023	5,163,586	5,131,619	(31,967)
5-Year U.S. Treasury Note Futures	115	Long	Sep 2023	12,546,956	12,543,984	(2,972)
German Euro BUND Futures	5	Long	Jun 2023	718,541	727,119	8,578
Ultra U.S. Treasury Bond Futures	2	Long	Sep 2023	239,644	240,906	1,262
Ultra U.S. Treasury Bond Futures	3	Long	Sep 2023	404,907	410,625	5,718
10-Year Japan Government Bond Future	10	Short	Jun 2023	(10,483,844)	(10,665,710)	(181,866)
5-Year Canada Government Bond Futures	4	Short	Sep 2023	(328,097)	(328,074)	23
Euro-BTP Italian Government Bond Futures	35	Short	Jun 2023	(4,279,864)	(4,338,239)	(58,375)
Euro-Buxl Futures	10	Short	Jun 2023	(1,427,090)	(1,482,565)	(55,475)
Euro-OAT Futures	12	Short	Jun 2023	(1,650,969)	(1,674,411)	(23,442)
German Euro BOBL Futures	1	Short	Jun 2023	(125,114)	(126,280)	(1,166)
U.K. Long Gilt Bond Futures	1	Short	Sep 2023	(117,975)	(120,402)	(2,427)
U.S. Treasury Long Bond Futures	19	Short	Sep 2023	(2,415,490)	(2,438,531)	(23,041)
						$(393,769)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	50,000	USD	33,398	GSI	6/21/2023	—	$(852)
AUD	45,000	USD	30,171	JPM	6/21/2023	—	(880)
AUD	40,000	USD	26,730	MSI	6/21/2023	—	(694)
AUD	467,000	USD	309,158	BARC	6/30/2023	—	(5,077)
BRL	328,000	USD	65,114	BARC	6/2/2023	—	(462)
BRL	15,268,000	USD	2,994,798	CITI	6/2/2023	$14,684	—
BRL	19,204,000	USD	3,841,220	GSI	6/2/2023	—	(55,912)
BRL	295,000	USD	57,890	HSBC	6/2/2023	258	—
BRL	133,000	USD	26,099	MSI	6/2/2023	116	—
BRL	1,387,000	USD	276,300	GSI	7/5/2023	—	(4,346)
CAD	50,000	USD	36,721	JPM	6/21/2023	129	—
CLP	24,900,000	USD	30,616	BOA	6/22/2023	40	—
CLP	12,800,000	USD	16,178	GSI	6/22/2023	—	(419)
CLP	133,267,000	USD	163,398	SSB	6/22/2023	675	—
CNH	383,000	USD	55,602	JPM	6/21/2023	—	(1,696)
COP	81,500,000	USD	17,274	BOA	6/21/2023	954	—
COP	196,300,000	USD	42,795	BARC	6/21/2023	1,109	—
COP	759,913,000	USD	163,063	CITI	6/21/2023	6,898	—
COP	391,319,000	USD	86,282	GSI	6/21/2023	1,239	—
COP	209,476,000	USD	45,764	MSI	6/21/2023	1,086	—
COP	675,852,000	USD	138,936	SSB	6/21/2023	12,225	—
COP	838,100,000	USD	189,275	JPM	6/30/2023	—	(2,227)
COP	4,824,958,000	USD	1,066,171	SSB	6/30/2023	10,663	—
CZK	2,927,000	USD	132,462	GSI	6/21/2023	—	(691)
CZK	1,530,000	USD	69,586	JPM	6/21/2023	—	(707)
CZK	885,000	USD	41,170	MSI	6/21/2023	—	(1,328)
CZK	3,178,000	USD	143,524	BOA	6/30/2023	—	(507)
EGP	1,620,000	USD	60,994	CITI	6/1/2023	—	(8,567)
EGP	1,620,000	USD	52,430	GSI	6/1/2023	—	(3)
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	274,000	USD	8,077	CITI	6/13/2023	$724	—
EGP	486,000	USD	14,026	GSI	6/21/2023	1,500	—
EGP	2,410,000	USD	69,382	CITI	7/11/2023	6,355	—
EGP	1,620,000	USD	47,816	GSI	8/30/2023	816	—
EUR	9,000	USD	9,964	BOA	6/21/2023	—	$(334)
EUR	98,000	USD	106,407	BARC	6/21/2023	—	(1,540)
EUR	35,000	USD	37,768	CITI	6/21/2023	—	(316)
EUR	73,000	USD	79,521	GSI	6/21/2023	—	(1,405)
EUR	38,000	USD	41,944	HSBC	6/21/2023	—	(1,281)
EUR	136,000	USD	150,108	JPM	6/21/2023	—	(4,580)
EUR	33,000	USD	35,759	MSI	6/21/2023	—	(447)
EUR	89,000	USD	95,161	CITI	6/30/2023	126	—
EUR	4,165,000	USD	4,473,043	GSI	6/30/2023	—	(13,854)
GBP	26,000	USD	31,735	BARC	6/21/2023	620	—
GBP	47,000	USD	58,426	GSI	6/21/2023	63	—
GBP	31,000	USD	39,120	JPM	6/21/2023	—	(542)
GBP	1,158,000	USD	1,434,745	JPM	6/30/2023	6,613	—
HUF	10,900,000	USD	29,211	BOA	6/21/2023	2,065	—
HUF	27,900,000	USD	79,576	BARC	6/21/2023	478	—
HUF	17,562,000	USD	49,924	CITI	6/21/2023	468	—
HUF	12,200,000	USD	34,827	GSI	6/21/2023	179	—
HUF	141,158,000	USD	378,962	JPM	6/21/2023	26,066	—
HUF	19,394,000	USD	55,658	BOA	6/30/2023	—	(147)
HUF	225,673,000	USD	642,623	HSBC	6/30/2023	3,325	—
IDR	878,000,000	USD	58,768	BARC	6/21/2023	—	(223)
IDR	263,000,000	USD	17,600	GSI	6/21/2023	—	(63)
IDR	559,000,000	USD	37,064	HSBC	6/21/2023	210	—
IDR	7,124,327,000	USD	461,854	JPM	6/21/2023	13,198	—
IDR	387,000,000	USD	25,824	MSI	6/21/2023	—	(19)
IDR	21,340,082,000	USD	1,432,682	CITI	6/30/2023	—	(9,979)
ILS	225,000	USD	62,221	BARC	6/21/2023	—	(1,872)
INR	9,590,000	USD	116,257	GSI	6/21/2023	—	(360)
JPY	461,037,000	USD	3,348,984	JPM	6/30/2023	—	(25,612)
KZT	13,300,000	USD	28,044	GSI	6/15/2023	1,573	—
KZT	17,200,000	USD	38,164	GSI	6/21/2023	80	—
KZT	9,100,000	USD	18,763	BOA	7/24/2023	1,310	—
KZT	8,000,000	USD	16,771	GSI	8/9/2023	813	—
KZT	7,350,000	USD	16,101	GSI	8/10/2023	52	—
KZT	7,350,000	USD	16,136	JPM	8/11/2023	13	—
KZT	15,300,000	USD	33,117	GSI	8/18/2023	453	—
MXN	3,472,000	USD	188,199	GSI	6/21/2023	7,279	—
MXN	1,020,000	USD	56,588	HSBC	6/21/2023	840	—
MXN	1,450,000	USD	78,904	JPM	6/21/2023	2,732	—
MXN	510,000	USD	27,291	MSI	6/21/2023	1,423	—
MXN	25,884,000	USD	1,427,697	BARC	6/30/2023	26,827	—
MYR	1,315,000	USD	297,030	HSBC	6/21/2023	—	(11,813)
NOK	4,361,000	USD	389,548	JPM	6/30/2023	3,864	—
NOK	11,650,000	USD	1,062,859	MSI	6/30/2023	—	(11,897)
NZD	80,000	USD	49,923	MSI	6/21/2023	—	(1,744)
NZD	1,817,000	USD	1,100,866	JPM	6/30/2023	—	(6,624)
PEN	684,000	USD	181,234	CITI	6/21/2023	4,760	—
PEN	25,000	USD	6,600	GSI	6/21/2023	198	—
PHP	1,420,000	USD	25,842	JPM	6/21/2023	—	(640)
PHP	2,320,000	USD	42,014	MSI	6/21/2023	—	(840)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PLN	80,000	USD	19,088	GSI	6/21/2023	—	$(219)
PLN	110,000	USD	26,131	HSBC	6/21/2023	—	(186)
PLN	1,384,000	USD	312,753	MSI	6/21/2023	$13,687	—
RON	1,082,000	USD	235,020	GSI	6/21/2023	—	(2,207)
SEK	4,242,000	USD	399,812	JPM	6/30/2023	—	(8,309)
SGD	25,000	USD	18,910	BARC	6/21/2023	—	(413)
SGD	40,000	USD	29,730	HSBC	6/21/2023	—	(135)
SGD	135,000	USD	101,927	JPM	6/21/2023	—	(2,043)
SGD	1,170,000	USD	868,205	BARC	6/30/2023	—	(2,260)
THB	22,176,000	USD	642,450	BARC	6/21/2023	—	(4,003)
THB	1,520,000	USD	44,265	GSI	6/21/2023	—	(505)
THB	1,555,000	USD	45,863	JPM	6/21/2023	—	(1,095)
TRY	4,855,000	USD	239,474	GSI	6/21/2023	—	(21,298)
TRY	6,338,000	USD	295,203	GSI	6/26/2023	—	(14,627)
USD	27,053	AUD	40,000	BOA	6/21/2023	1,017	—
USD	62,330	AUD	95,000	BARC	6/21/2023	493	—
USD	40,041	AUD	60,000	GSI	6/21/2023	986	—
USD	26,860	AUD	40,000	JPM	6/21/2023	824	—
USD	2,597,032	AUD	3,922,000	CITI	6/30/2023	43,275	—
USD	39,657	AUD	61,000	HSBC	6/30/2023	—	(62)
USD	64,677	BRL	328,000	BARC	6/2/2023	25	—
USD	3,005,990	BRL	15,268,000	CITI	6/2/2023	—	(3,491)
USD	3,757,721	BRL	19,204,000	GSI	6/2/2023	—	(27,587)
USD	55,113	BRL	295,000	HSBC	6/2/2023	—	(3,035)
USD	26,968	BRL	133,000	MSI	6/2/2023	752	—
USD	2,669,177	BRL	13,399,000	GSI	7/5/2023	41,984	—
USD	340,293	BRL	1,731,000	GSI	9/5/2023	4,815	—
USD	36,286	CAD	50,000	JPM	6/21/2023	—	(564)
USD	40,344	CAD	55,000	MSI	6/21/2023	—	(192)
USD	2,520,344	CAD	3,430,000	BOA	6/30/2023	—	(8,137)
USD	685,959	CHF	615,000	GSI	6/30/2023	8,488	—
USD	766,967	CHF	693,000	JPM	6/30/2023	3,573	—
USD	28,033	CLP	23,000,000	BOA	6/22/2023	—	(283)
USD	7,749	CLP	6,300,000	CITI	6/22/2023	—	(7)
USD	89,258	CLP	72,535,000	GSI	6/22/2023	—	(44)
USD	71,330	CLP	57,000,000	SSB	6/22/2023	1,154	—
USD	140,793	CLP	114,983,000	JPM	6/30/2023	—	(609)
USD	139,016	CLP	112,367,000	SCB	6/30/2023	831	—
USD	25,926	CNH	178,000	CITI	6/21/2023	873	—
USD	56,825	CNH	389,000	HSBC	6/21/2023	2,076	—
USD	58,146	CNH	401,000	MSI	6/21/2023	1,707	—
USD	3,263,245	CNH	23,002,000	GSI	6/30/2023	23,421	—
USD	55,196	COP	261,300,000	BOA	6/21/2023	—	(3,245)
USD	39,530	COP	191,873,000	CITI	6/21/2023	—	(3,384)
USD	35,292	COP	170,300,000	GSI	6/21/2023	—	(2,797)
USD	162,212	COP	783,451,000	MSI	6/21/2023	—	(13,013)
USD	87,112	CZK	1,941,000	BARC	6/21/2023	—	(270)
USD	71,550	CZK	1,559,000	GSI	6/21/2023	1,365	—
USD	49,988	CZK	1,096,000	HSBC	6/21/2023	647	—
USD	118,186	CZK	2,570,000	JPM	6/21/2023	2,489	—
USD	29,868	CZK	630,000	MSI	6/21/2023	1,506	—
USD	1,413,989	CZK	31,097,000	BARC	6/30/2023	14,552	—
USD	52,430	EGP	1,620,000	CITI	6/1/2023	3	—
USD	52,342	EGP	1,620,000	GSI	6/1/2023	—	(85)
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	10,083	EGP	340,000	GSI	6/21/2023	—	$(779)
USD	31,438	EUR	29,000	BOA	6/21/2023	$406	—
USD	44,304	EUR	41,000	BARC	6/21/2023	432	—
USD	32,387	EUR	30,000	CITI	6/21/2023	285	—
USD	377,112	EUR	351,000	GSI	6/21/2023	1,518	—
USD	79,077	EUR	72,000	JPM	6/21/2023	2,031	—
USD	33,777	EUR	31,000	MSI	6/21/2023	605	—
USD	731,043	EUR	681,000	BARC	6/30/2023	1,942	—
USD	5,635,068	EUR	5,247,000	GSI	6/30/2023	17,453	—
USD	3,225	EUR	3,000	HSBC	6/30/2023	13	—
USD	126,681	GBP	104,000	GSI	6/21/2023	—	(2,742)
USD	188,928	GBP	152,000	MSI	6/30/2023	—	(265)
USD	113,677	HUF	41,900,000	BARC	6/21/2023	—	(6,546)
USD	108,764	HUF	37,690,000	GSI	6/21/2023	619	—
USD	51,382	IDR	762,492,000	BOA	6/21/2023	539	—
USD	83,386	IDR	1,234,138,000	BARC	6/21/2023	1,093	—
USD	38,356	IDR	563,561,000	CITI	6/21/2023	777	—
USD	67,972	IDR	1,023,650,000	GSI	6/21/2023	—	(285)
USD	70,721	IDR	1,069,087,000	HSBC	6/21/2023	—	(566)
USD	21,796	IDR	327,000,000	MSI	6/21/2023	—	(8)
USD	863,971	IDR	12,906,000,000	GSI	6/30/2023	3,552	—
USD	62,081	ILS	225,000	GSI	6/21/2023	1,732	—
USD	638,382	INR	52,948,000	BOA	6/30/2023	—	(1,227)
USD	7,371,735	JPY	1,014,828,000	JPM	6/30/2023	56,379	—
USD	66,367	KRW	87,270,000	JPM	6/21/2023	325	—
USD	6,550,503	KRW	8,608,343,000	MSI	6/30/2023	32,913	—
USD	7,826	KZT	3,600,000	GSI	6/15/2023	—	(191)
USD	33,463	KZT	15,100,000	JPM	6/21/2023	—	(113)
USD	17,961	MXN	345,000	BOA	6/21/2023	—	(1,463)
USD	82,342	MXN	1,480,000	CITI	6/21/2023	—	(984)
USD	112,525	MXN	2,079,000	GSI	6/21/2023	—	(4,524)
USD	306,123	MXN	5,585,000	JPM	6/21/2023	—	(8,319)
USD	166,629	MXN	3,096,000	MSI	6/21/2023	—	(7,679)
USD	51,186	MXN	928,000	BARC	6/30/2023	—	(962)
USD	128,489	MYR	570,000	HSBC	6/21/2023	4,858	—
USD	643,189	NOK	7,050,000	MSI	6/30/2023	7,200	—
USD	25,035	NZD	40,000	BARC	6/21/2023	945	—
USD	25,293	NZD	40,000	JPM	6/21/2023	1,204	—
USD	63,719	NZD	105,000	MSI	6/21/2023	483	—
USD	5,301,971	NZD	8,751,000	JPM	6/30/2023	31,903	—
USD	32,301	PEN	120,000	BOA	6/21/2023	—	(329)
USD	519,654	PEN	1,971,000	CITI	6/21/2023	—	(16,304)
USD	61,051	PHP	3,370,000	BOA	6/21/2023	1,242	—
USD	43,195	PHP	2,390,000	GSI	6/21/2023	779	—
USD	784,940	PHP	43,835,000	BOA	6/30/2023	7,172	—
USD	42,071	PLN	175,000	BARC	6/21/2023	794	—
USD	28,736	PLN	120,000	JPM	6/21/2023	432	—
USD	183,748	PLN	782,000	MSI	6/21/2023	—	(701)
USD	1,451,336	PLN	6,058,000	BARC	6/30/2023	23,179	—
USD	100,943	RON	457,000	GSI	6/21/2023	2,611	—
USD	9,867	RON	45,000	HSBC	6/21/2023	184	—
USD	48,230	RON	216,000	JPM	6/21/2023	1,754	—
USD	1,828,558	SEK	19,401,000	JPM	6/30/2023	38,000	—
USD	228,719	SEK	2,440,000	MSI	6/30/2023	3,527	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	26,409	SGD	35,000	HSBC	6/21/2023	$513	—
USD	149,215	SGD	200,000	MSI	6/21/2023	1,238	—
USD	1,446,471	SGD	1,944,000	BARC	6/30/2023	7,669	—
USD	31,578	THB	1,070,000	BARC	6/21/2023	773	—
USD	39,595	THB	1,370,000	CITI	6/21/2023	153	—
USD	10,589	TRY	235,000	BARC	6/21/2023	29	—
USD	41,179	TRY	855,000	GSI	6/21/2023	2,756	—
USD	13,093	TRY	290,000	JPM	6/21/2023	61	—
USD	279,023	TRY	6,338,000	GSI	6/26/2023	—	$(1,553)
USD	31,378	TRY	785,000	GSI	8/31/2023	155	—
USD	42,994	UYU	1,670,000	CITI	6/21/2023	83	—
USD	42,450	UYU	1,660,000	GSI	6/21/2023	—	(204)
USD	119,182	ZAR	2,187,000	CITI	6/21/2023	8,474	—
USD	160,854	ZAR	3,000,000	GSI	6/21/2023	8,991	—
USD	35,544	ZAR	660,000	JPM	6/21/2023	2,135	—
USD	544,606	ZAR	10,041,000	MSI	6/21/2023	36,321	—
USD	304,541	ZAR	5,892,000	MSI	6/30/2023	6,545	—
UYU	1,015,000	USD	25,481	CITI	6/21/2023	600	—
ZAR	1,760,000	USD	96,215	GSI	6/21/2023	—	(7,122)
ZAR	880,000	USD	49,319	JPM	6/21/2023	—	(4,773)
ZAR	5,196,000	USD	281,762	MSI	6/21/2023	—	(18,734)
ZAR	6,480,000	USD	327,816	GSI	6/30/2023	—	(81)
						$661,019	$(391,059)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	9,330,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$350	$(17,511)	$(17,161)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(15,984)	(361,491)	(377,475)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	2,179	(114,675)	(112,496)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	1,082	(126,213)	(125,131)
Centrally cleared	2,606,560,000	KRW	KRW CD KSDA Bloomberg	Fixed 4.320%	Quarterly	Quarterly	Mar 2028	—	92,308	92,308
Centrally cleared	16,020,000	SEK	SEK STIBOR SIDE	Fixed 3.042%	Annual	Quarterly	Mar 2028	—	(4,995)	(4,995)
Centrally cleared	26,195,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,007)	24,134	22,127
Centrally cleared	36,820,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	48,815	48,815
Centrally cleared	105,360,000	INR	Fixed 6.082%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	(3,977)	(3,977)
Centrally cleared	105,360,000	INR	Fixed 6.069%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	(3,309)	(3,309)
Centrally cleared	125,800,000	INR	Fixed 5.905%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	6,522	6,522
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	319	(68,516)	(68,197)
Centrally cleared	13,935,000	ZAR	ZAR JIBAR SAFEX	Fixed 9.255%	Quarterly	Quarterly	Mar 2033	—	(42,380)	(42,380)
								$(14,061)	$(571,288)	$(585,349)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	482,000	USD	$482,000	1.000%	Quarterly	Dec 2026	$20,930	$(15,452)	$5,478
BARC	Federative Republic of Brazil	615,000	USD	615,000	1.000%	Quarterly	Jun 2028	32,866	(4,398)	28,468
BARC	Republic of Colombia	505,000	USD	505,000	1.000%	Quarterly	Jun 2028	38,562	(1,730)	36,832
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Peru	500,000	USD	$500,000	1.000%	Quarterly	Jun 2028	$1,012	$(3,013)	$(2,001)
BOA	Federative Republic of Brazil	1,530,000	USD	1,530,000	1.000%	Quarterly	Dec 2027	89,822	(38,233)	51,589
BOA	Federative Republic of Brazil	405,000	USD	405,000	1.000%	Quarterly	Dec 2027	23,851	(10,195)	13,656
CITI	Federative Republic of Brazil	315,000	USD	315,000	1.000%	Quarterly	Dec 2027	18,842	(8,221)	10,621
CITI	United Mexican States	585,000	USD	585,000	1.000%	Quarterly	Jun 2028	4,441	(1,844)	2,597
GSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	27,565	(4,420)	23,145
GSI	Government of Malaysia	1,000,000	USD	1,000,000	1.000%	Quarterly	Jun 2028	(14,920)	(3,094)	(18,014)
GSI	Republic of Indonesia	575,000	USD	575,000	1.000%	Quarterly	Jun 2028	(2,058)	(1,936)	(3,994)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	1,458	(3,459)	(2,001)
GSI	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(2,014)	(2,203)	(4,217)
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	3,912	(1,692)	2,220
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	3,715	(1,495)	2,220
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(23,759)	(10,503)	(34,262)
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	25,304	(2,159)	23,145
MSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(6,590)	(2,417)	(9,007)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	904	(2,905)	(2,001)
				$12,602,000				$243,843	$(119,369)	$124,474
Centrally cleared	CDX.NA.HY.38	331,240	USD	331,240	5.000%	Quarterly	Jun 2027	(12)	(12,075)	(12,087)
Centrally cleared	CDX.EM.38	7,255,000	USD	7,255,000	1.000%	Quarterly	Dec 2027	367,295	23,813	391,108
Centrally cleared	CDX.NA.HY.39	49,500	USD	49,500	5.000%	Quarterly	Dec 2027	(190)	(1,085)	(1,275)
Centrally cleared	CDX.EM.39	5,785,000	USD	5,785,000	1.000%	Quarterly	Jun 2028	331,850	18,579	350,429
Centrally cleared	CDX.NA.IG.40	3,825,000	USD	3,825,000	1.000%	Quarterly	Jun 2028	(42,892)	(7,511)	(50,403)
Centrally cleared	iTraxx Europe Senior Financials Series 39 Version 1	3,090,000	EUR	3,324,848	1.000%	Quarterly	Jun 2028	(11,413)	(5,750)	(17,163)
Centrally cleared	iTraxx Europe Series 39 Version 1	4,590,000	EUR	4,944,519	1.000%	Quarterly	Jun 2028	(38,819)	(11,641)	(50,460)
Centrally cleared	iTraxx Europe Sub Financials Series 39 Version 1	200,000	EUR	214,590	1.000%	Quarterly	Jun 2028	6,643	4	6,647
				$25,729,697				$612,462	$4,334	$616,796
				$38,331,697				$856,305	$(115,035)	$741,270

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	11.889%	125,000	USD	$125,000	3.000%	Monthly	Nov 2054	$(26,156)	$(8,345)	$(34,501)
GSI	CMBX.NA.BBB-.14	9.935%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,158)	(3,647)	(7,805)
MSI	CMBX.NA.AAA.15	1.048%	75,000	USD	75,000	0.500%	Monthly	Nov 2064	(2,403)	(266)	(2,669)
					$225,000				$(32,717)	$(12,258)	$(44,975)
Centrally cleared	CDX.NA.HY.40	4.725%	237,000	USD	237,000	5.000%	Quarterly	Jun 2028	(11)	4,952	4,941
					$237,000				$(11)	$4,952	$4,941
					$462,000				$(32,728)	$(7,306)	$(40,034)

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,080,000	Jun 2023	MSI	—	$(1,014)	$(1,014)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,105,000	Jun 2023	MSI	—	15,665	15,665
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	405,000	Jun 2023	MSI	—	6,266	6,266
								—	$20,917	$20,917
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	1,990,000	USD	$1,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(13,308)	$(13,308)
BARC	2,010,000	USD	2,010,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(13,441)	(13,441)
BARC	3,910,000	USD	3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(7,748)	(7,748)
BARC	370,000	USD	370,000	Fixed 2.875%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(30,667)	(30,667)
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(9,328)	(9,328)
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(121)	(8,541)	(8,662)
CITI	1,500,000	USD	1,500,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(89,797)	(89,797)
			$12,210,000						$(121)	$(172,830)	$(172,951)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CPI	Consumer Price Index
GSI	Goldman Sachs International
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$37,833,427	—	$37,833,427	—
Foreign government obligations	47,110,924	—	46,777,060	$333,864
Corporate bonds	16,790,144	—	16,790,144	—
Convertible bonds	4,680,097	—	4,680,097	—
Municipal bonds	705,592	—	705,592	—
Term loans	4,684,729	—	4,684,729	—
Collateralized mortgage obligations	3,976,724	—	3,976,724	—
Asset backed securities	3,691,696	—	3,691,696	—
Common stocks	38,457	$29,762	—	8,695
Preferred securities	694,727	693,463	1,264	—
Exchange-traded funds	152,070	152,070	—	—
Escrow certificates	46	—	—	46
Short-term investments	19,404,532	19,096,994	307,538	—
Total investments in securities	$139,763,165	$19,972,289	$119,448,271	$342,605
28	|

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Sale commitments outstanding	$(179,361)	—	$(179,361)	—
Derivatives:
Assets
Futures	37,482	$37,482	—	—
Forward foreign currency contracts	661,019	—	661,019	—
Swap contracts	1,144,799	—	1,144,799	—
Liabilities
Futures	(431,251)	(431,251)	—	—
Forward foreign currency contracts	(391,059)	—	(391,059)	—
Swap contracts	(1,180,946)	—	(1,180,946)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$779,708	$(779,638)	$(70)	—	$206	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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